Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers		0.60%	0.40%
Total loans and acceptances	[1],[2]	$ 775,911	$ 769,829
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		151,499	158,715
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		41,499	39,418
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		34,894	29,194
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		$ 55,855	$ 51,445

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	Loans and acceptances denominated in U
.
S
.
dollars were $151,499 (2022 – $158,715), in Chilean pesos $41,499 (2022 – $39,418), Mexican pesos $34,894 (2022 – $29,194), and in other foreign currencies $55,855 (2022 – $51,445).